Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [Line Items]
Revenue	$ 912,643	$ 928,258	$ 809,120
Non-current assets (excluding goodwill and intangible assets)	219,038	216,082
Jersey, Channel Islands [member]
Disclosure of geographical areas [Line Items]
Revenue	0
Non-current assets (excluding goodwill and intangible assets)	0
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	286,646	291,295	253,962
Non-current assets (excluding goodwill and intangible assets)	6,396	6,260
USA [member]
Disclosure of geographical areas [Line Items]
Revenue	403,527	392,601	335,880
Non-current assets (excluding goodwill and intangible assets)	16,601	16,423
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	108,971	89,909
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	26,450	35,429	38,866
Non-current assets (excluding goodwill and intangible assets)	16,737	17,969
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	58,149	70,028
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	64,342	54,750	46,842
Non-current assets (excluding goodwill and intangible assets)	12,184	15,493
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	61,381	74,308	56,383
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 70,297	$ 79,875	$ 77,187